Consolidated Statements of Financial Position - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Non-current assets
Investment properties	$ 60,326,206	$ 84,323,289
Property, plant and equipment	332,300	314,659
Trading properties	124,021	213,147
Intangible assets	405,770	469,857
Investments in associates and joint ventures	1,606,716	2,424,999
Deferred income tax assets	71,971	78,112
Income tax and minimum presumed income tax credits	8,586	243,763
Trade and other receivables	487,435	1,485,744
Investments in financial assets	449,988	64,240
Total non-current assets	63,812,993	89,617,810
Current Assets
Trading properties	1,110	1,161
Inventories	28,924	38,711
Income tax and minimum presumed income tax credits	63,728	67,315
Trade and other receivables	6,814,744	2,754,427
Derivative financial instruments	5,612	73,679
Investments in financial assets	6,072,739	7,986,041
Cash and cash equivalents	4,198,987	5,667,727
Total current assets	17,185,844	16,589,061
TOTAL ASSETS	80,998,837	106,206,871
SHAREHOLDERS' EQUITY
Total capital and reserves attributable to equity holders of the parent	38,435,146	57,207,124
Non-controlling interest	2,177,752	2,244,444
TOTAL SHAREHOLDERS' EQUITY	40,612,898	59,451,568
Non-current liabilities
Trade and other payables	860,013	956,341
Borrowings	22,271,559	23,900,248
Deferred income tax liabilities	13,140,903	17,809,904
Provisions	43,879	19,067
Derivative financial instruments	13,804
Total non-current liabilities	36,330,158	42,685,560
Current liabilities
Trade and other payables	2,514,326	3,095,227
Income tax and minimum presumed income tax liabilities	14,960	71,655
Payroll and social security liabilities	217,461	286,761
Borrowings	1,259,464	475,246
Derivative financial instruments	13,553	72,671
Provisions	36,017	68,183
Total current liabilities	4,055,781	4,069,743
TOTAL LIABILITIES	40,385,939	46,755,303
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 80,998,837	$ 106,206,871